Supplement to the
Fidelity® Treasury
Money Market Fund
June 26, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

FTM-14-01  January 17, 2014
1.9585862.100

Supplement to the
Fidelity® Government
Money Market Fund,
Fidelity Money Market
Fund, and Fidelity U.S.
Treasury Only Money
Market Fund
June 29, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

SMF-14-01  January 17, 2014
1.713587.125

Supplement to the
Fidelity® Government Money Market
Fund, Fidelity Money Market Fund, and
Fidelity U.S. Treasury Only Money
Market Fund
June 29, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

SMF-14-01L  January 17, 2014
1.962071.101